Vanguard® International Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.7%)
Australia (2.9%)
CSL Ltd.	495,421	91,773
Sonic Healthcare Ltd.	492,206	13,255
Domino's Pizza Enterprises Ltd.	64,237	4,738
Washington H Soul Pattinson & Co. Ltd.	239,552	4,651
carsales.com Ltd.	288,691	4,566
Altium Ltd.	121,869	3,116
Technology One Ltd.	256,852	1,922
Brickworks Ltd.	84,188	1,353
AUB Group Ltd.	79,754	1,317
Collins Foods Ltd.	110,068	918
		127,609
Austria (0.0%)
CA Immobilien Anlagen AG (XWBO)	45,654	1,666
Belgium (0.7%)
UCB SA	131,529	13,088
Groupe Bruxelles Lambert SA	99,721	10,700
Sofina SA	15,825	6,301
Barco NV	76,414	1,578
		31,667
Brazil (0.1%)
Raia Drogasil SA	1,043,727	4,552
Canada (12.9%)
Toronto-Dominion Bank	1,710,661	137,012
Brookfield Asset Management Inc. Class A	1,376,480	75,800
Canadian National Railway Co.	578,278	70,482
Alimentation Couche Tard Inc.	785,952	31,700
Franco-Nevada Corp.	179,836	23,778
Intact Financial Corp.	160,785	21,785
Magna International Inc.	260,786	21,010
Fortis Inc. (XTSE)	440,952	20,945
Dollarama Inc.	272,231	14,047
Metro Inc.	233,556	12,492
Open Text Corp.	259,232	12,407
Loblaw Cos. Ltd.	153,728	11,860
Imperial Oil Ltd.	192,404	7,872
Canadian Tire Corp. Ltd. Class A	53,847	7,774
TFI International Inc.	80,243	7,723
CCL Industries Inc. Class B	141,763	7,412
George Weston Ltd.	65,462	7,139
Toromont Industries Ltd.	82,470	6,961
iA Financial Corp. Inc.	103,246	6,718

		Shares	Market Value ($000)
	Ritchie Bros Auctioneers Inc.	108,777	6,630
	Stantec Inc.	106,812	5,666
	Saputo Inc.	224,554	5,033
	Onex Corp.	68,669	4,933
	Empire Co. Ltd. Class A	153,156	4,725
	Finning International Inc.	155,627	4,339
	Parkland Corp.	153,028	4,069
	Premium Brands Holdings Corp. Class A	31,875	3,009
	Boyd Group Services Inc.	19,733	2,984
	Canadian Western Bank	85,510	2,599
	Innergex Renewable Energy Inc.	161,169	2,365
	Stella-Jones Inc.	59,906	1,878
	Cogeco Communications Inc.	19,780	1,624
	Equitable Group Inc.	26,376	1,464
	Enghouse Systems Ltd.	39,064	1,376
	Savaria Corp.	46,376	676
	Hardwoods Distribution Inc.	15,396	530
	Cogeco Inc.	7,472	482
*	Brookfield Asset Management Reinsurance Partners Ltd. Class A	8,627	481
			559,780
China (5.5%)
	Tencent Holdings Ltd.	2,058,024	128,961
	Ping An Insurance Group Co. of China Ltd. Class H	6,308,500	50,063
	Shenzhou International Group Holdings Ltd.	806,600	14,967
[1]	Longfor Group Holdings Ltd.	1,422,000	8,530
	China Tourism Group Duty Free Corp. Ltd. Class A	161,055	5,283
	China Gas Holdings Ltd.	2,517,530	4,277
	China Resources Gas Group Ltd.	801,000	4,012
	Guangdong Investment Ltd.	2,632,000	3,760
	Jiangsu Hengrui Medicine Co. Ltd. Class A	570,669	3,684
*,2	JD.com Inc. Class A	96,539	3,659
	China State Construction Engineering Corp. Ltd. Class A	3,830,000	3,140
	Ping An Insurance Group Co. of China Ltd. Class A	338,168	2,674
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	545,200	1,620
	Angel Yeast Co. Ltd. Class A	89,300	809
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	316,600	618
	China National Accord Medicines Corp. Ltd. Class A	105,125	545
	Jiangzhong Pharmaceutical Co. Ltd. Class A	147,000	273
			236,875
Colombia (0.3%)
	Bancolombia SA	297,075	2,972
	Bancolombia SA ADR	79,508	2,829
[3]	Grupo de Inversiones Suramericana SA	271,504	1,874
[3]	Grupo Nutresa SA	191,296	1,628
	Grupo Argos SA	355,593	1,454
	Bancolombia SA Preference Shares	136,572	1,219
	Grupo De Inversiones Suramericana SA Preference Shares	98,419	717
			12,693
Denmark (5.9%)
	Novo Nordisk A/S Class B	1,623,152	161,452
	DSV A/S	210,146	42,698
	Coloplast A/S Class B	124,196	18,061
	Novozymes A/S Class B	204,050	14,008
	GN Store Nord A/S	157,041	9,503
	Ringkjoebing Landbobank A/S	29,417	3,872
	SimCorp A/S	39,590	3,691

	Shares	Market Value ($000)
ROCKWOOL International A/S Class B	6,366	2,438
		255,723
Finland (0.1%)
Huhtamaki OYJ	92,478	3,646
Revenio Group OYJ	26,225	1,369
		5,015
France (3.1%)
Sanofi	1,087,899	113,753
Teleperformance	57,420	21,624
Pharmagest Interactive	3,993	361
		135,738
Germany (5.3%)
SAP SE	1,065,072	133,625
Fresenius SE & Co. KGaA	402,709	16,624
Symrise AG Class A	130,450	15,589
Fresenius Medical Care AG & Co. KGaA	196,897	13,388
Brenntag SE	142,567	12,215
LEG Immobilien SE (XETR)	74,992	9,948
Nemetschek SE	56,491	5,222
Bechtle AG	81,844	4,914
TAG Immobilien AG	145,645	3,846
FUCHS PETROLUB SE Preference Shares	65,716	2,840
Gerresheimer AG	28,876	2,591
Deutsche Wohnen SE	48,796	1,988
Encavis AG	117,452	1,850
FUCHS PETROLUB SE	43,958	1,475
STRATEC SE	7,677	1,039
Cewe Stiftung & Co. KGaA	5,087	625
New Work SE	2,796	617
MBB SE	2,131	314
		228,710
Hong Kong (4.1%)
AIA Group Ltd.	11,565,760	120,744
Techtronic Industries Co. Ltd.	1,680,984	27,737
Hong Kong & China Gas Co. Ltd.	10,617,145	16,364
MTR Corp. Ltd.	1,443,120	7,811
Swire Properties Ltd.	986,000	2,628
SUNeVision Holdings Ltd.	1,297,000	1,140
		176,424
India (7.7%)
Reliance Industries Ltd.	3,226,453	103,979
Infosys Ltd. ADR	3,179,216	74,934
Tata Consultancy Services Ltd.	970,182	48,854
Hindustan Unilever Ltd.	838,068	25,626
Bajaj Finance Ltd.	245,322	23,235
Asian Paints Ltd.	412,984	17,501
ITC Ltd.	2,829,688	8,404
Pidilite Industries Ltd.	145,039	4,789
Tata Elxsi Ltd.	33,185	3,403
Infosys Ltd.	131,928	3,104
Persistent Systems Ltd.	45,062	2,674
Balkrishna Industries Ltd.	75,689	2,386
Berger Paints India Ltd.	219,779	2,133
Astral Ltd. (XNSE)	72,948	2,126
Sundaram Finance Ltd.	64,228	1,950
Navin Fluorine International Ltd.	31,782	1,684

		Shares	Market Value ($000)
	LIC Housing Finance Ltd.	283,856	1,477
	Relaxo Footwears Ltd.	72,755	1,205
	Schaeffler India Ltd.	7,762	937
	CRISIL Ltd.	23,424	882
	KEC International Ltd.	116,165	775
	Finolex Cables Ltd.	73,339	491
	Caplin Point Laboratories Ltd.	23,225	248
	NESCO Ltd.	20,285	159
*	Yes Bank Ltd.	545,158	98
			333,054
Indonesia (1.1%)
	Bank Central Asia Tbk PT	55,743,000	29,649
	Bank Rakyat Indonesia Persero Tbk PT	65,886,900	18,754
			48,403
Ireland (0.4%)
	Kerry Group plc Class A	148,837	18,753
Israel (0.0%)
	Matrix IT Ltd.	31,197	872
Italy (0.3%)
	Recordati Industria Chimica e Farmaceutica SpA	96,053	5,381
	Reply SpA	22,868	3,843
	DiaSorin SpA	20,723	3,195
			12,419
Japan (17.0%)
	Keyence Corp.	200,300	102,738
	KDDI Corp.	1,578,100	50,418
	Murata Manufacturing Co. Ltd.	651,400	48,974
	Tokio Marine Holdings Inc.	655,400	39,110
	Seven & i Holdings Co. Ltd.	741,800	37,727
	Nippon Telegraph & Telephone Corp.	1,175,000	33,626
	Astellas Pharma Inc.	1,695,600	27,368
	Terumo Corp.	724,176	26,435
	Kao Corp.	478,900	23,931
	Aeon Co. Ltd.	903,500	20,588
	Asahi Group Holdings Ltd.	485,943	19,837
	M3 Inc.	501,100	19,266
	Unicharm Corp.	420,600	16,253
	Nomura Research Institute Ltd.	453,600	15,879
	Shionogi & Co. Ltd.	259,800	14,807
	Nitori Holdings Co. Ltd.	92,701	13,281
	Sekisui House Ltd.	582,000	11,791
	Nitto Denko Corp.	149,100	11,609
	Obic Co. Ltd.	67,100	11,086
	Nissan Chemical Corp.	141,300	7,667
	Yakult Honsha Co. Ltd.	149,900	7,600
	Yamaha Corp.	162,200	7,389
	Pan Pacific International Holdings Corp.	514,764	6,928
	Hulic Co. Ltd.	582,375	5,629
	Kansai Paint Co. Ltd.	268,700	5,578
	TIS Inc.	209,600	5,513
	Otsuka Corp.	118,700	4,816
	Chiba Bank Ltd.	694,300	4,488
	Kobayashi Pharmaceutical Co. Ltd.	57,500	4,478
	MonotaRO Co. Ltd.	267,967	4,403
	Hakuhodo DY Holdings Inc.	284,600	4,359
	Kurita Water Industries Ltd.	104,100	4,233

	Shares	Market Value ($000)
GMO Payment Gateway Inc.	46,600	4,089
USS Co. Ltd.	231,800	3,783
Medipal Holdings Corp.	202,900	3,651
Open House Co. Ltd.	69,700	3,609
Nisshin Seifun Group Inc.	242,700	3,408
Rinnai Corp.	36,384	3,249
Alfresa Holdings Corp.	214,400	3,057
COMSYS Holdings Corp.	122,700	2,920
Tokyo Tatemono Co. Ltd.	191,100	2,849
Kakaku.com Inc.	134,000	2,775
Welcia Holdings Co. Ltd.	99,500	2,687
Itochu Techno-Solutions Corp.	98,003	2,674
SCSK Corp.	152,600	2,582
Nomura Real Estate Holdings Inc.	108,580	2,543
Tokyo Century Corp.	50,400	2,487
Zenkoku Hosho Co. Ltd.	54,900	2,457
Hikari Tsushin Inc.	20,000	2,401
Benefit One Inc.	77,900	2,369
Relo Group Inc.	131,100	2,366
Oracle Corp. Japan	31,300	2,341
Sanwa Holdings Corp.	215,900	2,338
SHO-BOND Holdings Co. Ltd.	52,284	2,290
EXEO Group Inc.	108,500	2,205
Nihon Unisys Ltd.	80,300	2,113
Goldwin Inc.	38,700	2,009
Aica Kogyo Co. Ltd.	67,100	1,849
Sundrug Co. Ltd.	71,024	1,789
Hitachi Transport System Ltd.	34,900	1,600
Yaoko Co. Ltd.	24,800	1,434
Nichias Corp.	58,800	1,335
Fuyo General Lease Co. Ltd.	19,700	1,307
NEC Networks & System Integration Corp.	90,400	1,305
Infomart Corp.	217,800	1,266
NSD Co. Ltd.	73,900	1,262
Mani Inc.	87,100	1,259
Seria Co. Ltd.	49,800	1,253
TS Tech Co. Ltd.	94,300	1,243
PALTAC Corp.	29,554	1,133
Japan Material Co. Ltd.	74,400	1,087
Riken Keiki Co. Ltd.	22,100	1,057
Workman Co. Ltd.	23,300	1,029
Takara Bio Inc.	51,200	1,027
Maruwa Co. Ltd.	7,800	1,026
Funai Soken Holdings Inc.	48,300	1,001
Takuma Co. Ltd.	78,100	999
JCU Corp.	23,000	998
en japan Inc.	39,600	954
Mizuho Leasing Co. Ltd.	32,000	894
DTS Corp.	41,300	881
Valor Holdings Co. Ltd.	43,512	836
Takeuchi Manufacturing Co. Ltd.	31,900	797
Shoei Co. Ltd.	20,500	789
Noevir Holdings Co. Ltd.	16,600	752
Kissei Pharmaceutical Co. Ltd.	36,400	735
Information Services International-Dentsu Ltd.	23,300	726
BeNext-Yumeshin Group Co.	53,000	723
Nojima Corp.	35,000	706
Nomura Co. Ltd.	84,300	675

		Shares	Market Value ($000)
	Giken Ltd.	19,100	652
	Eizo Corp.	18,900	650
	Sekisui Jushi Corp.	36,200	640
	San-A Co. Ltd.	17,326	614
	Hogy Medical Co. Ltd.	22,000	592
	Elecom Co. Ltd.	48,832	591
	Nippon Densetsu Kogyo Co. Ltd.	44,400	577
	Kameda Seika Co. Ltd.	15,600	567
	MCJ Co. Ltd.	65,800	565
	Aeon Delight Co. Ltd.	20,600	558
	Future Corp.	43,247	555
	eGuarantee Inc.	33,500	551
	Mitsubishi Pencil Co. Ltd.	49,700	519
	S Foods Inc.	16,700	513
	Ai Holdings Corp.	32,670	506
	Intage Holdings Inc.	32,800	501
	Okinawa Cellular Telephone Co.	11,300	492
	Yellow Hat Ltd.	31,500	437
	Siix Corp.	35,200	401
	Ricoh Leasing Co. Ltd.	11,600	377
	Mitsubishi Research Institute Inc.	11,500	374
	FULLCAST Holdings Co. Ltd.	18,600	350
	Fujicco Co. Ltd.	20,600	347
	Sinko Industries Ltd.	19,600	312
	G-Tekt Corp.	22,200	267
	E-Guardian Inc.	10,100	248
	G-7 Holdings Inc.	19,200	232
	WDB Holdings Co. Ltd.	9,500	224
	Aoyama Zaisan Networks Co. Ltd.	19,100	213
	Nippon Parking Development Co. Ltd.	165,100	195
	Fukui Computer Holdings Inc.	7,300	190
	Cresco Ltd.	11,800	183
	Densan System Holdings Co. Ltd.	7,500	170
	Value HR Co. Ltd.	8,100	170
	CTS Co. Ltd.	24,500	166
	Creek & River Co. Ltd.	9,400	147
	Aval Data Corp.	6,000	133
	Members Co. Ltd.	6,800	123
	Ebase Co. Ltd.	22,500	100
	Ad-sol Nissin Corp.	6,800	94
			737,880
Kuwait (0.9%)
*	National Bank of Kuwait SAKP	6,881,270	23,589
	Kuwait Finance House KSCP	4,611,326	13,807
			37,396
Mexico (0.6%)
	America Movil SAB de CV Series L	21,981,156	20,683
	Grupo Elektra SAB de CV	59,275	3,895
			24,578
Netherlands (0.7%)
	Wolters Kluwer NV	251,494	25,597
	Aalberts NV	90,279	5,519
			31,116
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	581,793	10,704

		Shares	Market Value ($000)
Norway (0.2%)
	TOMRA Systems ASA	112,805	5,639
	Borregaard ASA	91,398	2,150
			7,789
South Korea (1.0%)
	NAVER Corp.	149,430	39,470
	LEENO Industrial Inc.	9,759	1,514
	AfreecaTV Co. Ltd.	7,331	962
	JW Pharmaceutical Corp.	10,815	175
	Hanyang Eng Co. Ltd.	8,310	104
			42,225
Spain (0.1%)
	Viscofan SA	40,585	2,461
Sweden (1.9%)
	Hexagon AB Class B	1,989,148	26,830
	Assa Abloy AB Class B	881,651	24,142
	Nibe Industrier AB Class B	1,404,355	13,348
	Castellum AB	271,822	6,402
	AAK AB	173,460	3,249
	Hexpol AB	249,623	2,978
	Wihlborgs Fastigheter AB	130,622	2,701
	Hufvudstaden AB Class A	114,579	1,636
	Atrium Ljungberg AB Class B	47,131	1,020
	Svolder AB	84,854	652
			82,958
Switzerland (17.4%)
	Nestle SA (Registered)	1,508,813	194,846
	Roche Holding AG	492,916	190,758
	Novartis AG (Registered)	1,956,938	170,038
	Sika AG (Registered)	134,200	46,953
	Givaudan SA (Registered)	7,842	32,489
	Partners Group Holding AG	22,626	31,545
	Geberit AG (Registered)	34,470	23,420
	Logitech International SA (Registered)	190,681	16,023
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,046	12,139
	Chocoladefabriken Lindt & Spruengli AG (Registered)	99	11,408
	Temenos AG (Registered)	63,660	7,631
	EMS-Chemie Holding AG (Registered)	6,830	6,908
	Interroll Holding AG (Registered)	737	3,119
	DKSH Holding AG	35,981	2,885
*	ALSO Holding AG (Registered)	6,097	1,716
	Kardex Holding AG (Registered)	5,605	1,556
	Roche Holding AG (Bearer)	3,646	1,501
	Orior AG	6,863	643
			755,578
Taiwan (0.9%)
	E.Sun Financial Holding Co. Ltd.	12,991,441	13,662
	Chailease Holding Co. Ltd.	1,336,650	12,260
	Advantech Co. Ltd.	428,000	5,932
	ASPEED Technology Inc.	25,459	2,861
	Sinbon Electronics Co. Ltd.	194,000	1,887
	Poya International Co. Ltd.	67,890	1,036
	TCI Co. Ltd.	93,000	653
			38,291
Thailand (0.1%)
	Krungthai Card PCL	905,900	1,646

		Shares	Market Value ($000)
	Siam Global House PCL	1,582,000	909
			2,555
United Kingdom (8.3%)
	Diageo plc	2,171,767	109,590
	RELX plc	1,936,982	59,582
	Experian plc	899,358	37,564
	Ashtead Group plc	419,913	30,036
	Croda International plc	138,596	14,968
	Smurfit Kappa Group plc (XDUB)	257,188	13,555
	Halma plc	375,164	12,716
	Bunzl plc	334,310	12,522
	Spirax-Sarco Engineering plc	68,757	12,394
	Intertek Group plc	161,649	11,731
	Sage Group plc	1,058,318	10,342
	DCC plc	95,714	8,048
	Dechra Pharmaceuticals plc	110,073	6,183
	Spectris plc	112,455	5,132
	Diploma plc	117,503	4,410
	Genus plc	63,971	3,302
	Ultra Electronics Holdings plc	67,363	2,643
	Cranswick plc	53,204	2,636
	Moneysupermarket.com Group plc	518,323	1,325
	Clarkson plc	29,635	1,319
	Avon Protection plc	29,798	453
*	Cazoo Group Ltd.	88,771	421
			360,872
Total Common Stocks (Cost $3,854,083)			4,324,356
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[4]	Vanguard Market Liquidity Fund, 0.120% (Cost $4,920)	49,208	4,920
Total Investments (99.8%) (Cost $3,859,003)			4,329,276
Other Assets and Liabilities—Net (0.2%)			9,160
Net Assets (100%)			4,338,436
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $8,530,000, representing 0.2% of net assets.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2022.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	13	2,927	63
Euro Stoxx 50 Index	March 2022	64	2,979	(15)
MSCI Emerging Markets Index	March 2022	73	4,471	7
Topix Index	March 2022	7	1,155	(41)
				14

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	3/16/22	EUR	5,240	USD	5,912	—	(20)
BNP Paribas	3/16/22	INR	416,000	USD	5,456	90	—
Bank of America, N.A.	3/16/22	JPY	60,474	USD	532	—	(6)
Goldman Sachs International	3/16/22	USD	6,228	CHF	5,748	17	—
Barclays Bank plc	3/16/22	USD	1,319	GBP	1,000	—	(25)
						107	(51)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	598,101	—	3,502	601,603
Common Stocks—Other	75,355	3,647,398	—	3,722,753
Temporary Cash Investments	4,920	—	—	4,920
Total	678,376	3,647,398	3,502	4,329,276
Derivative Financial Instruments
Assets
Futures Contracts[1]	70	—	—	70
Forward Currency Contracts	—	107	—	107
Total	70	107	—	177
Liabilities
Futures Contracts[1]	56	—	—	56
Forward Currency Contracts	—	51	—	51
Total	56	51	—	107
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.